Equity - Reconciliations for the changes in accumulated other comprehensive income (loss) (Detail) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ 1,208.7		$ 1,251.4	$ 1,208.7	$ 1,251.4	$ 1,251.4	$ 1,268.4
Amounts reclassified from accumulated other comprehensive income (loss)							4.1	1.2
Net current period other comprehensive income (loss)	$ (4.3)		$ 0.8		4.9	(10.3)	(23.8)	(21.9)	$ 8.0
Ending balance	(111.1)		1,322.3		(111.1)	1,322.3	1,208.7	1,251.4	1,268.4
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	9.3	(7.9)	6.2	17.3	(7.9)	17.3	17.3	34.2
Other comprehensive (loss) income before reclassifications		17.2		(11.1)	(6.1)	1.3	(25.2)	(16.9)
Amounts reclassified from accumulated other comprehensive income (loss)				0.0	0.0	0.0	0.0	0.0
Net current period other comprehensive income (loss)		17.2		(11.1)	(6.1)	1.3	(25.2)	(16.9)
Ending balance	3.2	9.3	7.5	6.2	3.2	7.5	(7.9)	17.3	34.2
Gains and Losses on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(0.9)	(1.8)	(2.7)	(1.0)	(1.8)	(1.0)	(1.0)	(0.4)
Other comprehensive (loss) income before reclassifications		0.3		(2.4)	1.1	0.1	(3.8)	(1.4)
Amounts reclassified from accumulated other comprehensive income (loss)		0.6		0.7	0.4	0.6	3.0	0.8
Net current period other comprehensive income (loss)		0.9		(1.7)	1.5	0.7	(0.8)	(0.6)
Ending balance	0.6	(0.9)	(2.0)	(2.7)	0.6	(2.0)	(1.8)	(1.0)	(0.4)
Pension & Postretirement
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(43.7)	(34.8)	(35.3)	(37.0)	(34.8)	(37.0)	(37.0)	(32.6)
Other comprehensive (loss) income before reclassifications		(9.4)		1.4	0.1	(1.4)	1.1	(4.8)
Amounts reclassified from accumulated other comprehensive income (loss)		0.5		0.3	0.2	0.2	1.1	0.4
Net current period other comprehensive income (loss)		(8.9)		1.7	0.3	(1.2)	2.2	(4.4)
Ending balance	(43.4)	(43.7)	(36.5)	(35.3)	(43.4)	(36.5)	(34.8)	(37.0)	(32.6)
Accumulated Other Comprehensive (Loss) Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(35.3)	(44.5)	(31.8)	(20.7)	(44.5)	(20.7)	(20.7)	1.2	(6.8)
Other comprehensive (loss) income before reclassifications		8.1		(12.1)	(4.9)	0.0	(27.9)	(23.1)
Amounts reclassified from accumulated other comprehensive income (loss)		1.1		1.0	0.6	0.8	4.1	1.2
Net current period other comprehensive income (loss)		9.2		(11.1)	(4.3)	0.8	(23.8)	(21.9)	8.0
Ending balance	$ (39.6)	$ (35.3)	$ (31.0)	$ (31.8)	$ (39.6)	$ (31.0)	$ (44.5)	$ (20.7)	$ 1.2